Selling and marketing expenses	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Selling And Marketing Expenses
Selling and marketing expenses

15. Selling and marketing expenses

	Three Months Ended 31 December
	2024	2023
	AUD$	AUD$
Professional fees	$-	$15,000
Bad debts	$4,513	$142,000
Advertising and marketing expenses	80,676	29,332
Total selling and marketing expenses	$85,189	$186,332

	Six Months Ended 31 December
	2024	2023
	AUD$	AUD$
Professional fees	$87,750	$67,500
Bad debts	$4,513	$142,000
Advertising and marketing expenses	192,271	45,705
Total selling and marketing expenses	$284,534	$255,205

19 Selling and marketing expenses
	Year Ended June 30,
	2024	2023

Professional fees	$327,309	$-
Advertising and marketing expenses	85,227	-
Total selling and marketing expenses	$412,536	$-